Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0